Business Consolidation and Other Activities	12 Months Ended
Dec. 31, 2017
Business Consolidation and Other Activities
Business Consolidation and Other Activities

5.  Business Consolidation and Other Activities

Following is a summary of business consolidation and other activity (charges) income included in the consolidated statements of earnings:

	Years Ended December 31,
($ in millions)	2017	2016	2015

Beverage packaging, North and Central America	$(47)	$(20)	$(19)
Beverage packaging, South America	(5)	(15)	(3)
Beverage packaging, Europe	(89)	(24)	(10)
Food and aerosol packaging	6	(26)	—
Aerospace	—	—	1
Other	(86)	(252)	(164)
	$(221)	$(337)	$(195)

2017

Beverage Packaging, North and Central America

During 2017, the company announced the closure of its beverage can manufacturing facilities in Chatsworth, California, and Longview, Texas, and its beverage end manufacturing facility in Birmingham, Alabama. The Birmingham plant is expected to cease production by the end of the second quarter of 2018, and the Chatsworth and Longview plants are expected to cease production by the end of the third quarter of 2018. During 2017, the company recorded charges of $29 million for employee severance and benefits and $4 million for facility shutdown costs, asset impairment, accelerated depreciation and other costs related to the closures. The majority of these charges are expected to be paid by the end of the third quarter of 2018.

In 2016, the company announced the closure of its beverage packaging facility in Reidsville, North Carolina, which ceased production during the second quarter of 2017. During 2017, the company recorded charges of $9 million for employee severance and benefits, facility shutdown costs, asset impairment, accelerated depreciation and other costs related to the closure of its Reidsville, North Carolina, plant.

Other charges in 2017 included $5 million of individually insignificant activities.

Beverage Packaging, South America

Charges in 2017 included $3 million of professional services and other costs associated with the acquisition of Rexam and $2  million for individually insignificant activities.

Beverage Packaging, Europe

During 2017, the company closed its beverage packaging facility in Recklinghausen, Germany. During 2017, the company recorded charges of $59 million for employee severance and benefits and $22 million for facility shutdown costs, asset impairment, accelerated depreciation and other costs. The company expects to incur approximately $15 million of additional expense related to the closure. The majority of these charges are expected to be paid by the end of 2018.

During 2017, the company recorded charges of $4 million for professional services and other costs associated with the acquisition of Rexam.

Other charges in 2017 included $4 million for individually insignificant activities.

Food and Aerosol Packaging

During 2017, the company recorded charges of $7 million for facility shutdown costs and accelerated depreciation for the closure of its Weirton, West Virginia, plant.

In 2017, the company sold its food and aerosol packaging paint and general line can plant in Hubbard, Ohio, and recorded a gain on sale of $15 million.

Other charges in 2017 included $2 million for individually insignificant activities.

Other

During 2017, the company recorded the following amounts:

•

A settlement loss of $44 million primarily related to the purchase of non-participating group annuity contracts to settle a portion of the projected pension benefit obligations in certain Ball U.S. defined benefit pension plans which triggered settlement accounting. The settlement loss primarily represented a pro rata portion of the aggregate unamortized actuarial loss in these pension plans.

•	Expense of $34 million for the estimated amount of claims covered by the indemnification for certain tax matters provided to the buyer in the sale of the Divestment Business.
•	Expense of $25 million for long-term incentive and other compensation arrangements associated with the Rexam acquisition.
•	A $55 million gain recognized in connection with the sale of the Ball portion of the Divestment Business.
•	Expense of $12 million for professional services and other costs associated with the acquisition of Rexam.
•	Expense of $26 million for individually insignificant activities.

2016

Beverage Packaging, North and Central America

During 2016, the company recorded charges of $4 million for professional services and other costs associated with the acquisition of Rexam.

During 2016, the company recorded charges of $4 million related to the plant closure in Bristol, Virginia, announced in 2015.

In 2016, the company announced the planned closure of its beverage packaging facility in Reidsville, North Carolina, which ceased production in 2017. Charges in 2016 of $9 million were comprised of employee severance, pension and other benefits, asset impairments, and facility shut down and disposal costs.

Other charges in 2016 included $3 million of individually insignificant activities.

Beverage Packaging, South America

During 2016, the company recorded charges of $14 million for professional services and other costs associated with the acquisition of Rexam.

Other charges in 2016 included $1 million of individually insignificant activities.

Beverage Packaging, Europe

During 2016, the company recorded charges of $22 million for professional services and other costs associated with the acquisition of Rexam.

Other charges in 2016 included $2 million of individually insignificant activities.

Food and Aerosol Packaging

In 2016, the company announced the planned closure of its food and aerosol packaging flat sheet production and end-making facility in Weirton, West Virginia, which ceased production in the first quarter of 2017. Charges in 2016 of $18 million were composed of employee severance and benefits, facility shutdown costs, and asset impairment and disposal costs.

In 2016, the company sold its specialty tin manufacturing facility in Baltimore, Maryland, which resulted in a gain on sale of $9 million.

During 2016, the company rationalized certain manufacturing equipment to align production capacity with its customer requirements. The charge recorded of $10 million included accelerated depreciation of the rationalized equipment and write offs of costs associated with relocated assets.

Other charges in 2016 included $7 million of individually insignificant activities.

Other

During 2016, the company recorded the following charges:

•	Expense of $301 million for professional services and other costs associated with the acquisition of Rexam.
•

Foreign currency losses of  $173 million from the revaluation of foreign currency denominated restricted cash and intercompany loans related to the cash component of the Rexam acquisition purchase price, the sale of the Divestment Business and the revaluation of the euro-denominated debt issuance obtained in December 2015.

•	Expense of $108 million for long-term incentive and other compensation arrangements associated with the Rexam acquisition.
•	A gain of $344 million in connection with the sale of the Ball portion of the Divestment Business.
•	Expense of $14 million for individually insignificant activities.

2015

Beverage Packaging, North and Central America

During 2015, the company announced the planned closure of its Bristol, Virginia, beverage packaging end-making facility, which ceased production in 2016. The company recorded charges of $19 million in 2015, which were comprised of $17 million in severance, pension and other employee benefits and other individually insignificant items totaling $2 million.

Beverage Packaging, South America

During 2015, the company recognized charges of $3 million for individually insignificant items.

Beverage Packaging, Europe

During 2015, the company recorded a charge of $5 million for the write down of property held for sale to fair value less cost to sell.

During 2015, the company also recognized charges of $5 million for individually insignificant items.

Aerospace

During 2015, the company recognized a net $1 million gain for individually insignificant items.

Other

During the year ended December 31, 2015, the company recorded the following charges:

•	Expenses of $139 million for professional services and other costs associated with the acquisition of Rexam announced in February 2015.
•

$14 million of net foreign currency gains and losses from the revaluation of foreign currency denominated restricted cash held to pay a portion of the cash component of the Rexam acquisition purchase price and the revaluation of the euro-denominated debt issuance in December 2015.

•	Expenses of $11 million for individually insignificant activities.

Following is a summary by segment for the restructuring liabilities recorded in other current liabilities and accrued employee costs in connection with business consolidation activities:

($ in millions)	Beverage Packaging, North & Central America	Beverage Packaging, Europe	Food & Aerosol Packaging	Other	Total

Balance at December 31, 2016	$8	$4	$6	$2	$20
Charges in earnings	24	67	8	1	100
Cash payments and other activity	(6)	(30)	(13)	(3)	(52)
Balance at December 31, 2017	$26	$41	$1	$—	$68